Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2016	Mar. 01, 2017
Document Information [Line Items]
Entity Registrant Name	NAVIDEA BIOPHARMACEUTICALS, INC.
Entity Central Index Key	0000810509
Trading Symbol	navb
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		161,898,338
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false